CONTINGENT LIABILITIES AND COMMITMENTS (Details Narrative) ₪ in Thousands, $ in Thousands				1 Months Ended							12 Months Ended
	Sep. 08, 2025 USD ($)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 ILS (₪)	May 31, 2026 USD ($)	Oct. 31, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2020 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 05, 2022 USD ($)	Jun. 15, 2022 USD ($)	Sep. 30, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Legal proceedings amount							$ 92
Litigation settlement		$ 94	₪ 310								$ 36	$ 92
Other Accrued Liabilities, Current											20	108
Research and Development Expense											2,237	335	$ 567
Amount paid, service											228
Accounts payable and other current and noncurrent												529		$ 529
Termination fees															$ 900
General and administrative expenses											2,667	743	580
Accounts payable											829	651
Nasus Pharmas Intranasal Naloxone Powder Spray [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fees															450
Nasus Pharmas Intranasal Epinephrine Powder Candidate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fees															$ 450
Aptar Technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Paid to other breach																$ 450
Outstanding payable								$ 529
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for royalties										$ 100
Commitments term										15 years
Termination amount										$ 100
Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Periodic Payment									$ 5
Development services, additional fees											167	0	$ 22
Amount paid, service											103	116
Formulex Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Accrued Liabilities, Current												180
Termination liability												225
Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and Development Expense	$ 10
Non Recurring Research Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development activity											120	$ 108
Reduction to research and development expenses											228
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fees					$ 529
Payment amount					75
Payment amount					300
General and administrative expenses											248
Accounts payable											$ 225
Settlement Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment amount				$ 225
New Master Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Periodic Payment					600
Operating Costs and Expenses					1,000
New Aptar Agreement					200
Additional milestone payments					200
New Aptar Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination amount					160
New Aptar Agreement					$ 200
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination amount						$ 600